Inventories - Inventories recognized as an expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Carrying amount of inventories sold	$ 45,059,870	$ 22,470,692	$ 52,701,330	$ 10,412,753	$ 4,383,747